Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Footnotes) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Deferred head lease receipts, unearned revenue	$ 16,998	$ 19,608
Teekay Tangguh Joint Venture
Operating Leased Assets [Line Items]
Head lease receipts	250,000
Sublease payments made	187,900
Deferred head lease receipts, unearned revenue	3,700	3,800
Teekay Tangguh Joint Venture | Other Noncurrent Liabilities
Operating Leased Assets [Line Items]
Deferred head lease receipts, long-term liabilities	$ 36,700	$ 40,400